Fair Value (Quantitative Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	2.78%	2.48%
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	2.97%	4.50%
Foreign currency exchange rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.62%	0.97%
Correlation	40.00%	38.00%
Foreign currency exchange rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	24.30%	7.67%
Correlation	55.00%	47.00%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.98%	0.98%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	1.00%	1.01%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	60.00%
Volatility	15.00%	13.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	60.00%
Volatility	27.00%	28.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	0.50%	0.50%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	2.00%	2.00%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate, Low End	2.00%	2.00%
Lapse Rate, High End	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.00%	0.00%
Mortality Rate, High End	0.28%	0.14%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.04%	0.04%
Mortality Rate, High End	0.88%	0.88%
Embedded derivatives direct and assumed guaranteed minimum benefits | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate, Low End	0.26%	0.26%
Mortality Rate, High End	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	20.00%	20.00%
Withdrawal rates	0.00%	0.00%
Long-term equity volatilities	7.30%	9.14%
Nonperformance risk spread	(0.35%)	(1.08%)
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	50.00%	50.00%
Withdrawal rates	20.00%	40.00%
Long-term equity volatilities	33.00%	40.00%
Nonperformance risk spread	0.81%	0.83%
U.S. corporate and foreign corporate securities | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	(0.40%)	(0.10%)
Offered quotes	31	33
Quoted prices	0	0
U.S. corporate and foreign corporate securities | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	2.40%	2.40%
Offered quotes	126	145
Quoted prices	750	277
U.S. corporate and foreign corporate securities | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	0.46%	0.46%
Offered quotes	99	95
Quoted prices	151	119
Foreign government | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	92	64
Foreign government | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	189	156
Foreign government | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	106	100
RMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	1	69
Quoted prices	22	10
RMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	118	101
Quoted prices	120	109
RMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	93	93
Quoted prices	97	98
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	56	56
Quoted prices	15	0
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	106	106
Quoted prices	110	110
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	102	98
Quoted prices	100	101